Issuance of Common Stock	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Issuance of Common Stock

During the six months ended June 30, 2018, the Company issued a total of 185,369,308 shares of $0.001 par value Common Stock. Of these, 42,584,566 shares valued at $290,286 were issued upon conversion of outstanding notes payable, reducing the debt by $188,568 and interest payable by $8,133 and generating a loss on conversion of $93,585. The Company also issued 92,650,000 shares valued at $499,200 for services, and 29,134,742 shares valued at $174,808 in exchange for equipment.

In addition, 20,000,000 shares valued at $246,000 or $0.0123 per share were issued as part of the acquisition of Atlas Pharma Inc. The Company also issued 1,000,000 shares valued at $5,900 in exchange for cancellation of a royalty obligation.

The Company declared no dividends through June 30, 2018.